Acquisitions (Fair Values Of The Intangible Assets And Estimated Useful Lives) (Details) (USD $) In Thousands, unless otherwise specified	0 Months Ended
Nov. 30, 2010
Business Acquisition [Line Items]
Intangible assets	$ 158,200
Acquired Finite-lived Intangible Assets, Weighted Average Useful Life	11 years 7 months 6 days
Customer Relationships [Member]
Business Acquisition [Line Items]
Intangible assets	107,500
Acquired Finite-lived Intangible Assets, Weighted Average Useful Life	13 years 4 months 24 days
Technology And Know How [Member]
Business Acquisition [Line Items]
Intangible assets	42,800
Acquired Finite-lived Intangible Assets, Weighted Average Useful Life	8 years 1 month 6 days
Trade Name [Member]
Business Acquisition [Line Items]
Intangible assets	$ 7,900
Acquired Finite-lived Intangible Assets, Weighted Average Useful Life	7 years 8 months 12 days